Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - SO Plan (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares
Stock Options Grant In January2017
Disclosure Of Subscription Warrants [Line Items]
Exercise price			15.65
Price of the underlying share | € / shares			€ 15.51
Expected dividends			0.00%
Volatility			48.00%
Repo margin			5.00%
Maturity			3 years
Fair value of the plan | €			€ 13
Stock Options Grant In January2017 | S O2016
Disclosure Of Subscription Warrants [Line Items]
Number of options			3,000
Stock Options Grant In June2017 | SO 2016 and SO 2017 [member]
Disclosure Of Subscription Warrants [Line Items]
Exercise price			26.47
Price of the underlying share | € / shares			€ 28.25
Expected dividends			0.00%
Volatility			48.00%
Repo margin			5.00%
Maturity			3 years
Fair value of the plan | €			€ 308
Stock Options Grant In June2017 | S O2016
Disclosure Of Subscription Warrants [Line Items]
Number of options			18,000
Stock Options Grant In June2017 | S O2017
Disclosure Of Subscription Warrants [Line Items]
Number of options			22,200
Stock Options Grant in October 2017
Disclosure Of Subscription Warrants [Line Items]
Exercise price			23.59
Price of the underlying share | € / shares			€ 24.70
Expected dividends			0.00%
Volatility			48.00%
Repo margin			5.00%
Maturity			3 years
Fair value of the plan | €			€ 208
Stock Options Grant in October 2017 | S O2016
Disclosure Of Subscription Warrants [Line Items]
Number of options			30,000
Stock Options Grant In January2018
Disclosure Of Subscription Warrants [Line Items]
Exercise price		18.00
Price of the underlying share | € / shares		€ 18.00
Expected dividends		0.00%
Volatility		43.94%
Fair value of the plan | €		€ 731
Stock Options Grant In January2018 | S O2017
Disclosure Of Subscription Warrants [Line Items]
Number of options		97,203
Stock Options Grant In January2018 | Tranche one [member]
Disclosure Of Subscription Warrants [Line Items]
Maturity		6 years
Stock Options Grant In January2018 | Tranche two [member]
Disclosure Of Subscription Warrants [Line Items]
Maturity		6 years 6 months
Stock Options Grant In September2018
Disclosure Of Subscription Warrants [Line Items]
Exercise price		9.26
Price of the underlying share | € / shares		€ 8.75
Expected dividends		0.00%
Volatility		41.59%
Fair value of the plan | €		€ 80
Stock Options Grant In September2018 | SO 2018 [member]
Disclosure Of Subscription Warrants [Line Items]
Number of options		24,000
Stock Options Grant In September2018 | Tranche one [member]
Disclosure Of Subscription Warrants [Line Items]
Maturity		6 years
Stock Options Grant In September2018 | Tranche two [member]
Disclosure Of Subscription Warrants [Line Items]
Maturity		6 years 6 months
Stock Options Grant In January2019
Disclosure Of Subscription Warrants [Line Items]
Exercise price	6.38
Price of the underlying share | € / shares	€ 6.38
Expected dividends	0.00%
Volatility	41.88%
Fair value of the plan | €	€ 97
Stock Options Grant In January2019 | SO 2018 [member]
Disclosure Of Subscription Warrants [Line Items]
Number of options	38,025
Stock Options Grant In January2019 | Tranche one [member]
Disclosure Of Subscription Warrants [Line Items]
Maturity	6 years
Stock Options Grant In January2019 | Tranche two [member]
Disclosure Of Subscription Warrants [Line Items]
Maturity	6 years 6 months
Stock Options Grant In April2019
Disclosure Of Subscription Warrants [Line Items]
Exercise price	7.20
Price of the underlying share | € / shares	€ 7.20
Expected dividends	0.00%
Volatility	41.65%
Fair value of the plan | €	€ 217
Stock Options Grant In April2019 | SO 2018 [member]
Disclosure Of Subscription Warrants [Line Items]
Number of options	76,905
Stock Options Grant In April2019 | Tranche one [member]
Disclosure Of Subscription Warrants [Line Items]
Maturity	6 years
Stock Options Grant In April2019 | Tranche two [member]
Disclosure Of Subscription Warrants [Line Items]
Maturity	6 years 6 months
Stock Options Grant In July2019
Disclosure Of Subscription Warrants [Line Items]
Exercise price	5.78
Price of the underlying share | € / shares	€ 5.81
Expected dividends	0.00%
Volatility	41.00%
Fair value of the plan | €	€ 131
Stock Options Grant In July2019 | Tranche one [member]
Disclosure Of Subscription Warrants [Line Items]
Maturity	6 years
Stock Options Grant In July2019 | Tranche two [member]
Disclosure Of Subscription Warrants [Line Items]
Maturity	6 years 6 months
Stock Options Grant In July2019 | SO 2019 [member]
Disclosure Of Subscription Warrants [Line Items]
Number of options	59,123
Stock Options Grant In October2019
Disclosure Of Subscription Warrants [Line Items]
Exercise price	4.25
Price of the underlying share | € / shares	€ 3.78
Expected dividends	0.00%
Volatility	40.69%
Fair value of the plan | €	€ 447
Stock Options Grant In October2019 | Tranche one [member]
Disclosure Of Subscription Warrants [Line Items]
Maturity	6 years
Stock Options Grant In October2019 | Tranche two [member]
Disclosure Of Subscription Warrants [Line Items]
Maturity	6 years 6 months
Stock Options Grant In October2019 | SO 2019 [member]
Disclosure Of Subscription Warrants [Line Items]
Number of options	347,250